Summary of Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	150,877	26,934	34,217	15,903
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share		3,333
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	10,320	13,279	12,229	10,562
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	127,082	1,247	9,581	1,247
Shares accrued but not issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share		630	630	4,093
Convertible debenture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common shares and common share equivalents excluded from the calculation of diluted net loss per share	13,475	8,444	8,444